Other Accounts Payables (Details) - Schedule of Other Accounts Payables - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Accounts Payables Abstract
Employees and payroll accruals	$ 7,542	$ 6,683
Government grants	177	201
Derivatives financial instruments		92
Accrued Expenses and Others	542	609
Total Other Accounts Payables	$ 8,261	$ 7,585